Details of Other Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Short-term Debt [Line Items]
Short-term notes	¥ 497,100	[1]	¥ 477,400	[1]
Borrowings from the Bank of Japan	5,138,003		5,884,304
Other	101,901		110,119
Total	6,023,972		6,724,100
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	286,968	[1],[2]	252,277	[1],[2]
Short-term notes	87,468		88,083
Total	¥ 287,910		¥ 253,311

[1]	Short-term notes are issued under laws of Japan in the form of dematerialized commercial paper, whose characteristics are economically the same as commercial paper.
[2]	Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs in the above table consist of commercial paper and short-term notes, of which amounts were ¥164,194 million and ¥88,083 million, respectively, at March 31, 2013, and ¥199,500 million and ¥87,468 million, respectively, at March 31, 2014.